Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis Of Income And Expense [Abstract]
Summary of Revenues from Contracts with Customers

Set out is the disaggregation of PLDT Group’s revenues from contracts with customers for the years ended December 31, 2020, 2019 and 2018:

Revenue Streams	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos)
December 31, 2020
Type of good or service
Service revenue	98,170	97,410	—	(21,946)	173,634
Non-service revenue	6,041	1,329	—	—	7,370
Total revenues from contracts with customers	104,211	98,739	—	(21,946)	181,004

Timing of revenue recognition
Transferred over time	98,170	97,410	—	(21,946)	173,634
Transferred at a point time	6,041	1,329	—	—	7,370
Total revenues from contracts with customers	104,211	98,739	—	(21,946)	181,004

December 31, 2019
Type of good or service
Service revenue	90,661	87,819	—	(17,125)	161,355
Non-service revenue	6,245	1,587	—	—	7,832
Total revenues from contracts with customers	96,906	89,406	—	(17,125)	169,187

Timing of revenue recognition
Transferred over time	90,661	87,819	—	(17,125)	161,355
Transferred at a point time	6,245	1,587	—	—	7,832
Total revenues from contracts with customers	96,906	89,406	—	(17,125)	169,187

December 31, 2018
Type of good or service
Service revenue	83,001	81,648	1,094	(13,374)	152,369
Non-service revenue	6,928	3,574	44	(1)	10,545
Total revenues from contracts with customers	89,929	85,222	1,138	(13,375)	162,914

Timing of revenue recognition
Transferred over time	83,001	81,648	1,094	(13,374)	152,369
Transferred at a point time	6,928	3,574	44	(1)	10,545
Total revenues from contracts with customers	89,929	85,222	1,138	(13,375)	162,914

Summary of Contract Balances

Contract balances as at December 31, 2020 and 2019 consists of the following:

	2020	2019
	(in million pesos)
Trade and other receivables (Note 17)	38,304	39,340
Contract assets	2,559	2,817
Contract liabilities and unearned revenues (Notes 22 and 24)	9,571	8,483

Summary of Movement in Allowance for Expected Credit Losses of Contracts Assets

Set out below is the movement in the allowance for expected credit losses of contracts assets for the years ended December 31, 2020 and 2019 and 2018.

	2020	2019	2018
	(in million pesos)
Balances at beginning of the year	70	131	114
Reclassification	22	(61)	—
Provisions	—	—	17
Balances at end of the year	92	70	131

Summary of Changes in Contract Liabilities and Unearned Revenues Accounts

Changes in the contract liabilities and unearned revenues accounts for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(in million pesos)
Balances at beginning of the year	8,483	7,182	8,541
Deferred during the year	127,160	111,084	102,288
Recognized as revenue during the year	(126,072)	(109,783)	(103,647)
Balances at end of the year	9,571	8,483	7,182

Summary of Contract Liabilities and Unearned Revenues Account

The contract liabilities and unearned revenues accounts as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Unearned revenues from prepaid contracts	6,185	5,454
Advance monthly service fees	1,747	1,777
Short-term advances for installation services	1,167	726
Leased facilities	446	469
Long-term advances from equipment	26	57
Total contract liabilities and unearned revenues	9,571	8,483

Contract liabilities:
Noncurrent (Note 22)	4	13
Current (Note 24)	12	44

Unearned revenues:
Noncurrent (Note 22)	972	591
Current (Note 24)	8,583	7,835

Summary of Selling, General and Administrative Expenses

Selling, general and administrative expenses for the years ended December 31, 2020, 2019 and 2018 consist of the following:

	2020	2019	2018
	(in million pesos)
Compensation and employee benefits	26,833	24,883	23,543
Repairs and maintenance (Notes 14, 18 and 25)	21,555	20,007	14,331
Professional and other contracted services (Note 25)	7,307	7,408	12,809
Selling and promotions (Note 25)	6,542	5,395	6,340
Taxes and licenses	5,495	4,570	4,974
Amortization of intangible assets (Note 15)	2,496	758	892
Insurance and security services (Note 25)	1,699	1,671	1,499
Rent (Notes 10 and 25)	1,384	1,290	7,321
Communication, training and travel (Note 25)	903	1,203	1,069
Other expenses	1,041	1,045	1,138
Total selling, general and administrative expenses	75,255	68,230	73,916

Summary of Compensation and Employee Benefits

Compensation and employee benefits for the years ended December 31, 2020, 2019 and 2018 consist of the following:

	2020	2019	2018
	(in million pesos)
Salaries and other employee benefits	20,856	19,931	19,777
MRP	2,625	3,296	1,703
Pension benefit costs (Note 26)	2,218	1,018	1,855
Incentive plan (Note 26)	1,134	638	208
Total compensation and employee benefits	26,833	24,883	23,543

Summary of Cost of Sales and Services

Cost of sales and services for the years ended December 31, 2020, 2019 and 2018 consist of the following:

	2020	2019	2018
	(in million pesos)
Cost of computers, mobile handsets and broadband data modems (Note 18)	8,275	9,402	10,513
Cost of services (Note 18)	2,991	3,680	3,429
Cost of point-product-sales (Note 18)	1,029	347	485
Total cost of sales and services	12,295	13,429	14,427

Summary of Asset Impairment

Asset impairment for the years ended December 31, 2020, 2019 and 2018 consist of the following:

	2020	2019	2018
	(in million pesos)
Trade and other receivables (Note 17)	6,446	4,071	4,192
Inventories and supplies (Note 18)	934	471	1,528
Contract assets	266	291	223
Property and equipment (Note 9)	—	—	1,958
Other assets	—	—	164
Total asset impairment	7,646	4,833	8,065

Summary of Other Income (Expenses) - Net

Other income (expenses) – net for the years ended December 31, 2020, 2019 and 2018 consist of the following:

	2020	2019	2018
	(in million pesos)
Gains (losses) on sale of property and equipment (Note 9)	3,369	(88)	12
Reversal of provisions	2,679	999	1,250
Foreign exchange gains (losses) – net (Note 28)	1,488	424	(771)
Interest income	1,210	1,745	1,943
Gains (losses) on derivative financial instruments – net (Note 28)	(378)	(284)	1,086
Equity share in net losses of associates and joint ventures (Note 11)	(2,328)	(1,535)	(87)
Financing costs – net	(10,086)	(8,553)	(7,067)
Gain on deconsolidation of VIH	—	—	12,054
Others – net (Notes 11, 12 and 14)	885	227	622
Total other expenses – net	(3,161)	(7,065)	9,042

Summary of Interest Income

Interest income for the years ended December 31, 2020, 2019 and 2018 consist of the following:

	2020	2019	2018
	(in million pesos)
Interest income on cash and cash equivalents (Note 16)	560	1,022	957
Interest income arising from revenue contracts with customers	414	430	340
Interest income on financial instruments at FVOCI	70	239	—
Interest income on financial instruments at amortized cost (Note 13)	1	6	6
Interest income – others	165	48	640
Total interest income	1,210	1,745	1,943

Financing Costs – Net

Summary of Financing Costs - Net

Financing costs – net for the years ended December 31, 2020, 2019 and 2018 consist of the following:

	2020	2019	2018
	(in million pesos)
Interest on loans and other related items (Notes 21 and 28)	10,333	8,730	8,307
Accretion on lease liabilities (Note 10)	1,125	1,061	—
Accretion on financial liabilities (Note 21)	146	122	145
Financing charges	79	95	139
Capitalized interest (Note 9)	(1,597)	(1,455)	(1,524)
Total financing costs – net	10,086	8,553	7,067